ASSET IMPAIRMENT (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($) $ / bbl $ / bbl $ / $ bbl	Dec. 31, 2020 CAD ($) $ / bbl $ / bbl $ / $ bbl	Dec. 31, 2019 CAD ($) $ / bbl $ / t bbl
Disclosure of impairment loss and reversal of impairment loss [line items]
Risk adjusted discount rate		7.50%	7.50%
White Rose
Disclosure of impairment loss and reversal of impairment loss [line items]
Increase (decrease) in impairment charge, due to increase in unobservable input | $	$ 45
Oil Sands | Fort Hills CGU
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss | $	1,380		$ 2,800
Taxes on impairment | $	$ 440		$ 910
Oil price per unit		40.75	49.65
Price per barrel escalation percentage	2.00%	2.00%
Share of production per day | bbl	47,000
Average cash operating costs per bbl			24
Foreign exchanger rate | $ / $	0.76
Risk adjusted discount rate	7.50%	7.50%	7.50%
Recoverable amount of CGU | $	$ 6,400	$ 5,700	$ 7,700
Reasonably possible decrease in unobservable input (as a percent)	5.00%	1.00%	5.00%
Increase (decrease) in impairment charge, due to decrease in unobservable input | $	$ 1,100	$ (900)	$ 1,200
Reasonably possible increase in unobservable input (as a percent)	1.00%	5.00%	1.00%
Increase (decrease) in impairment charge, due to increase in unobservable input | $	$ 1,100	$ (1,000)	$ 900
Oil Sands | Fort Hills CGU | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Share of production per day | bbl	96,000		96,000
Average cash operating costs per bbl	22.00		22
Cost of carbon compliance | $ / t			30
Oil Sands | Fort Hills CGU | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Share of production per day | bbl	106,000		106,000
Average cash operating costs per bbl	24.00
Cost of carbon compliance | $ / t			50
Oil Sands | Fort Hills CGU | Remainder of 2020 through 2021 | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Average cash operating costs per bbl	32.00
Oil Sands | Fort Hills CGU | Remainder of 2020 through 2021 | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Average cash operating costs per bbl	37.00
Oil Sands | Fort Hills CGU | Remainder of 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	9.00
Oil Sands | Fort Hills CGU | 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	13.60	32.00
Foreign exchanger rate | $ / $		0.76
Oil Sands | Fort Hills CGU | 2021 | Forecast
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	40.75
Oil Sands | Fort Hills CGU | 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	32.00	41.15	45.60
Oil Sands | Fort Hills CGU | 2021 and 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Share of production per day | bbl		74,000
Average cash operating costs per bbl		25.50
Oil Sands | Fort Hills CGU | After 2022 | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Share of production per day | bbl		97,000
Average cash operating costs per bbl		19.00
Oil Sands | Fort Hills CGU | After 2022 | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Share of production per day | bbl		105,000
Average cash operating costs per bbl		23.00
Oil Sands | Fort Hills CGU | 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	51.55	47.50	49.65
Oil Sands | Fort Hills CGU | 2024
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	52.90	49.50	51.55
Oil Sands | Fort Hills CGU | 2025
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit			52.90
Oil Sands | Fort Hills CGU | Thereafter
Disclosure of impairment loss and reversal of impairment loss [line items]
Price per barrel escalation percentage			2.00%
Oil Sands | Fort Hills CGU | Thereafter 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Foreign exchanger rate | $ / $		0.80
Exploration and Production | Terra Nova
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss | $	$ 285
Taxes on impairment | $	$ 93
Price per barrel escalation percentage	2.00%
Share of production per day | bbl	6,200
Risk adjusted discount rate	9.00%
Recoverable amount of CGU | $	$ 24
Exploration and Production | Terra Nova | Remainder of 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	30.00
Exploration and Production | Terra Nova | 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	35.00
Exploration and Production | Terra Nova | 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	50.00
Exploration and Production | Terra Nova | 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	69.00
Exploration and Production | White Rose
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss | $	$ 137	$ 423	$ 393
Taxes on impairment | $	$ 45	$ 136	$ 128
Price per barrel escalation percentage	2.00%		2.00%
Share of production per day | bbl	9,800		8,700
Share of future capital expenditure | $	$ 1,435		$ 1,400
Risk adjusted discount rate	9.00%		9.00%
Recoverable amount of CGU | $	$ 185		$ 360
Reasonably possible decrease in unobservable input (as a percent)	5.00%		5.00%
Increase (decrease) in impairment charge, due to decrease in unobservable input | $	$ 83		$ 85
Reasonably possible increase in unobservable input (as a percent)	1.00%		1.00%
Increase (decrease) in impairment charge, due to increase in unobservable input | $			$ 35
Exploration and Production | White Rose | Minimum
Disclosure of impairment loss and reversal of impairment loss [line items]
Cost of carbon compliance | $ / t			30
Exploration and Production | White Rose | Maximum
Disclosure of impairment loss and reversal of impairment loss [line items]
Cost of carbon compliance | $ / t			50
Exploration and Production | White Rose | Remainder of 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	30.00
Exploration and Production | White Rose | 2021
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	35.00	65.00
Exploration and Production | White Rose | 2022
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	50.00
Exploration and Production | White Rose | 2023
Disclosure of impairment loss and reversal of impairment loss [line items]
Oil price per unit	69.00